CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES - IFRS 16/HKFRS 16 Leases - Right-of-use assets (Details) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)		Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total right-of-use assets	¥ 9,179	$ 1,318			¥ 0	[1]	¥ 0
Floating production, storage and offloading ("FPSO") vessels [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total right-of-use assets	6,653
Pipeline [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total right-of-use assets	735
Buildings and structures [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total right-of-use assets	583
Leasehold lands [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total right-of-use assets	766
Equipment [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total right-of-use assets	¥ 442
IFRS 16/HKFRS 16 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total right-of-use assets			¥ 9,768	[1]	9,768
IFRS 16/HKFRS 16 [member] | Floating production, storage and offloading ("FPSO") vessels [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total right-of-use assets			7,334		7,334
IFRS 16/HKFRS 16 [member] | Pipeline [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total right-of-use assets			755		755
IFRS 16/HKFRS 16 [member] | Buildings and structures [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total right-of-use assets			739		739
IFRS 16/HKFRS 16 [member] | Leasehold lands [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total right-of-use assets			666		666
IFRS 16/HKFRS 16 [member] | Equipment [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total right-of-use assets			¥ 274		¥ 274

[1]	In relation to assets previously under finance leases, the Group recategorized the carrying amounts of the relevant assets which were still under lease as at January 1, 2019 amounting to RMB755 million as right-of-use assets. Payments for leasehold lands included in other non-current assets were recategorized as right-of-use assets.